Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 469,409	$ 305,492
Allowance for credit losses	2,142,711	6,867,322
Provision of advances to suppliers	7,151,376
Lease liability	38,333
Total of deferred tax assets	9,801,829	7,172,814
Less: valuation allowance
Net deferred tax assets	9,801,829	7,172,814
Defer tax liabilities:
Right-of-use assets	(67,562)
Total deferred tax liabilities	(67,562)
Deferred tax assets, net	$ 9,734,267	$ 7,172,814